Statement of consolidated financial position - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 14,986	R$ 14,187
Financial investments	1,786	4,956
Trade accounts receivable	3,562	2,910
Inventories	13,688	12,532
Taxes recoverable	1,372	1,461
Recoverable income taxes	782	428
Derivatives	73	137
Other receivables	788	830
Total Current Assets	37,037	37,441
Non-current assets
Taxes recoverable	1,758	1,370
Recoverable income taxes	295	292
Deferred income tax and social contribution	13,882	6,443
Derivatives	99	210
Other receivables	543	487
Investments	438	165
Property, plant and equipment	40,417	38,405
Intangible assets	3,387	3,108
Right-of-use assets	3,719	3,820
Total Non-Current Assets	64,538	54,300
Total assets	101,575	91,741
Current liabilities
Trade payables	16,883	13,221
Borrowings and debentures	2,278	2,029
Braskem Idesa borrowings	857	739
Derivatives	212	58
Payroll and related charges	1,033	828
Taxes payable	625	387
Income taxes payable	243	11
Sundry provisions	619	1,282
Geological event in Alagoas	2,436	2,759
Lease	1,000	978
Other payables	2,086	2,202
Total Current Liabilities	28,272	24,494
Non-current liabilities
Borrowings and debentures	50,954	40,207
Braskem Idesa borrowings	14,277	10,511
Derivatives	101	141
Taxes payable	264	206
Loan from non-controlling shareholders of Braskem Idesa	1,050	2,490
Deferred tax liabilities	1,307	1,677
Post-employment benefits	551	567
Legal provisions	845	1,095
Sundry provisions	1,352	943
Geological event in Alagoas	3,134	2,481
Lease	3,306	2,955
Other payables	440	695
Total Non-Current Liabilities	77,581	63,968
Shareholders' equity
Capital	8,043	8,043
Capital reserve and treasury shares	13	27
Additional paid in capital	(488)	(488)
Other comprehensive income (loss)	1,684	(852)
Accumulated losses	(14,034)	(2,738)
Total attributable to the Company's shareholders	(4,782)	3,992
Non-controlling interest in subsidiaries	504	(713)
Total Shareholders’ Equity	(4,278)	3,279
Total liabilities and shareholders' equity	R$ 101,575	R$ 91,741